CASH AND CASH EQUIVALENTS (Details) (RUB) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents
Total cash and cash equivalents	30,612	22,014	59,589	28,273
Ruble
Cash and cash equivalents
Current accounts	5,900	7,401
Deposit accounts	14,215	3,550
U.S. Dollar
Cash and cash equivalents
Current accounts	1,336	1,261
Deposit accounts	7,503	1,519
Euro
Cash and cash equivalents
Current accounts	395	5,061
Deposit accounts	136
Hryvna
Cash and cash equivalents
Current accounts	87	266
Deposit accounts	276	2,343
Uzbek som
Cash and cash equivalents
Current accounts		363
Turkmenianmanat
Cash and cash equivalents
Current accounts	697	175
Armenian dram
Cash and cash equivalents
Current accounts	67	75